INTANGIBLE ASSETS - Schedule of Amortization (Details)	Jun. 30, 2026 USD ($)
Amortization [Member]
INTANGIBLE ASSETS - Schedule of Amortization (Details) [Line Items]
2027	$ 69,560
2028	69,560
2029	69,560
2030	69,560
2031	69,560
Net Carrying Value [Member]
INTANGIBLE ASSETS - Schedule of Amortization (Details) [Line Items]
2027	2,662,191
2028	2,592,631
2029	2,523,071
2030	2,453,511
2031	$ 2,383,951